Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Intangible assets

Note 13. Intangible assets

Cost	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2020	10,908	17,719	10,514	39,141
Additions	24	1,130	—	1,154
Additions from internal developments	421	970	7,674	9,065
Derecognition of assets	—	(162)	—	(162)
Foreign currency exchange	88	(748)	84	(576)
Reclassifications	1,735	(1,735)	—	—
Balance as of December 31, 2020	13,176	17,174	18,272	48,622

Additions	1,672	755	—	2,427
Additions from internal developments	—	—	7,976	7,976
Derecognition of assets	—	(7)	—	(7)
Foreign currency exchange	(631)	(1,475)	(2,986)	(5,092)
Reclassifications and others	489	(512)	23	—
Balance as of December 31, 2021	14,706	15,935	23,285	53,926

Accumulated amortization	Trademarks and sanitary records	Licenses, customers and agreements	Product development	Total
Balance as of January 1, 2020	2,146	12,370	1,424	15,940
Amortization expense	1,310	1,633	3,036	5,979
Foreign currency exchange	25	(1,235)	330	(880)
Balance as of December 31, 2020	3,481	12,768	4,790	21,039

Amortization expense	787	965	3,064	4,816
Derecognition of assets	—	(7)	—	(7)
Foreign currency exchange	(277)	(976)	(840)	(2,093)
Reclassifications and others	241	(237)	(4)	—
Balance as of December 31, 2021	4,232	12,513	7,010	23,755

As of December 31, 2020
Net book value	9,695	4,406	13,482	27,583
As of December 31, 2021
Net book value	10,474	3,422	16,275	30,171

For the years ended December 31, 2021, 2020 and 2019 amortization expenses are recognized within the Statement of Profit and loss as sales and marketing expenses.

Also, foreign currency exchange corresponds to the effect of translating the intangible asset amounts attributable to the subsidiaries of the Group whose functional currencies are different from that of the Group.